ANCHOR INVESTMENT MANAGEMENT CORP.
                   7022 Bennington Woods Drive
                      Pittsburgh, PA 15237
                         (412) 635-7610
                       Fax (412) 635-7611






     Securities and Exchange Commission
     Judiciary Plaza
     450 Fifth street N.W.
     Washington, D.C. 30549

               RE:  Rule 24f-2 Notice for Anchor Resource and
                    Commodity Trust--File No. 33-82998 811-08706


     Dear Sir or Madam:

               Enclosed please find a copy of Notice pursuant to Rule 24f-2 of the investment Company Act of 1940 with respect to the above-referenced registrant. Also enclosed is an opinion of counsel regarding the validity of the shares for which the Notice is filed. Filing fees in the amount of $2,273.76 have been wired to the SEC's account at Mellon Bank in Pittsburgh, PA.


                                      Very truly yours,

                                      Joseph Williams
                                      Vice President




























               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549


                        RULE 24-f NOTICE

            (For FISCAL YEAR ENDED DECEMBER 31, 1995)


                              UNDER

               THE INVESTMENT COMPANY ACT of 1940




               Anchor Resource and Commodity Trust
       (Exact Name of Registrant as specified in Charter)

  7022 Benninaton woods Drive. Pittsburgh. Pennavivania  15237
            (Address of Principal Executive Offices)


                     Peter K. Blume, Esquire
                   Yukevich, Blume & Zangrilli
                  One Gateway Center, 6th Floor
                  Pittsburgh Pennsylvania 15222
             (Name and Address of Agent for service)

        Shares of Beneficial Interest, without par value
   (Title of Securities with respect to which Notice is filed)



1. The following information is set forth pursuant to the requirements of Rule 24f-2(b) (1):

    (i)   Fiscal year for which this Rule 24f-2 Notice is filed:
Fiscal year ended December 31, 1995.

    (ii) Number of shares of beneficial interest of the Registrant registered under the Securities Act of 1933, other than pursuant to Section 270.24f-2 of the Regulations under the Investment Company Act of 1940, but which remained unsold at the beginning of such fiscal year: 0.

    (iii) Number of shares of beneficial interest of the Registrant registered during such fiscal year other than pursuant to Section 270.24f-2 of the Regulations under the Investment Company Act of 1940: 0.

    (iv) Number of shares of beneficial interest of the Registrant sold during such fiscal year: 729,330.

    (v) Number of shares of beneficial interest of the Registrant sold during such fiscal year in reliance upon registration pursuant to Section 270.24f-2 of the Regulations under the Investment Company Act of 1940:
     729,330.

    2. An opinion of counsel with respect to the validity of the shares accompanies this Notice.

    3. Filing fees in the amount of $ 2,273.76 have been wired to the SEC account at Mellon Bank, Pittsburgh, PA

                                       ANCHOR RESOURCE AND
COMMODITY TRUST

                                       By:
_____________________________
                                           Joseph C. Williams
                                           Vice President



_____________________

The actual aggregate sales price for which such shares were sold was $ 6,639,581. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of securities redeemed by the Registrant (4,680 shares) was $ 45,140. No portion of such aggregate redemption price has been applied by the Registrant pursuant to Section 24(e) (1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c) and to Section 6(b) of the Securities Act of 1933, the filing fee with respect to such shares is calculated as follows: $ 6,639,581 - $ 45,140 = $ 6,594,441. $ 6,594,441 x .0003448 = $ 2,273.76.








          YUKEVICH, BLUME, MAERCHETTI & ZANGRILLI, PC.
                        ATTORNEYS AT LAW

                 ONE GATEWAY CENTER, SIXTH FLOOR

                  PITTSBURGH. PENNSYLVANIA 5222

Writer's Direct Dial
                    412) 261-6779

                     TELEPHONE 4121281-6777

                     TELECOPIER 4121281-8789









                        February 23, 1996


            Anchor Resource and Commodity Trust
            7022 Bennington Woods Drive
            Pittsburgh, PA  15237

RE:  Rule 24f-2 Notice for Anchor Resource and Commodity Trust



Dear Sirs



          You have requested our opinion in accordance with the requirements of Rule 24f-2 (b) (1) under the Investment Company Act of 1940, as amended, as it relates to shares of beneficial interest issued during the fiscal year ended December 31, 1995 by Anchor Resource and Commodity Trust, a Massachusetts business trust with transferable shares (the "Trust") , established under an Agreement and Declaration of Trust dated October 2, 1989 (the "Declaration")

          We have acted as counsel to the Trust in connection with the drafting, execution and delivery of the Rule 24f-2 Notice. In this connection, we have reviewed the Prospectus and Statement of Additional Information included in the Trust's Registration Statement amendment on Form N-lA, the Declaration, the fly-Laws of the Trust, Certificates of Trustees and Officers of the Trust and of public officials as to matters of fact, the prior opinions of counsel responsible for the organization of the Trust, and such other documents and instruments, certified or otherwise identified to our satisfaction, and such questions of law and fact as we have considered necessary or appropriate for purposes of the opinions expressed herein. We have assumed the genuineness of the signatures on, and the authenticity of, all documents furnished to us, and the conformity to the originals of documents submitted to us as certified copies, which facts we have not independently verified.











            Anchor Resource and Commodity Trust
            February 23, 1996
            Page 2





          Eased upon and subject to the foregoing, we hereby advise you that, in our opinion, the Trust is authorized to issue an unlimited number of shares of beneficial interest of the Trust, without par value (the 11shares") , and the Shares issued during the fiscal year ended December 31, 1995 have been legally issued and are fully paid and non-assessable. In this connection, we note that the shareholders of a Massachusetts business trust under some circumstances may be subject to assessment at the instance of creditors to pay the obligations of such trust in the event that trust assets are insufficient to do so

          We hereby consent to the filing of this opinion with the Securities and Exchange Commission in connection with the Trust's Rule 24f-2 Notice. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended.

                                      Very truly yours,

                                      YUKEVICH,  BLUME, MARCHETTI
                                      & ZANGRILLI, P.C.